The following table shows the movement of the Addicting Games deferred payment liability during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Initial fair value of deferred payment liability (Note 5)	$ 2,316,039	$ 46,431,629
Payment - shares	(50,373,851)	(632,800)
Loss on settlement of deferred payment liability	3,148,426
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	1,451,939	20,794,275
Addicting games [member] | Deferred payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	12,768,719
Initial fair value of deferred payment liability (Note 5)		12,328,753
Accretion	372,915	280,700
Effect of movement in exchange rates	(84,404)	159,266
Payment - shares	(13,305,588)
Loss on settlement of deferred payment liability	248,358
Balance, December 31, 2022		$ 12,768,719
Current portion of deferred payment liability
Long-term portion of deferred payment liability